Fixed Assets	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Fixed Assets
9.	FIXED ASSETS

Fixed assets consist of:

	2017	2016
Cost
Land	$269	$254
Buildings	2,232	1,942
Machinery and equipment	14,273	12,349

	16,774	14,545
Accumulated depreciation
Buildings	(778)	(652)
Machinery and equipment	(7,855)	(6,871)

	$8,141	$7,022

Included in the cost of fixed assets are construction in progress expenditures of $1.4 billion [2016 - $1.0 billion] that have not been depreciated.